Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reconciliation of Maturity Analysis of Annual Undiscounted Cash Flows
The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating and financing lease liabilities as of March 31, 2022 (in thousands):

	Operating	Financing
Nine months ending December 31, 2022	$2,956	$234
Year ending December 31, 2023	4,049	66
Year ending December 31, 2024	4,166	—
Year ending December 31, 2025	4,287	—
Year ending December 31, 2026 and beyond	19,256	—

Total minimum lease payments	34,714	300
Less imputed interest	(10,547)	(14)

Total lease liability	$24,167	$286

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating and financing lease liabilities as of December 31, 2021 (in thousands):

	Operating	Financing
Year ending December 31, 2022	$3,935	$313
Year ending December 31, 2023	4,049	66
Year ending December 31, 2024	4,166	—
Year ending December 31, 2025	4,287	—
Year ending December 31, 2026 and beyond	19,256	—

Total minimum lease payments	35,693	379
Less imputed interest	(11,115)	(23)

Total lease liability	$24,578	$356

Schedule of Total Lease Cost for Operating and Financing Leases as well as Weighted Average Information for Leases
The following table outlines the total lease cost for the Company’s operating and financing leases as well as weighted average information for these leases as of March 31, 2022 (in thousands):

Three Months Ended March 31, 2022
Lease cost:
Operating lease cost	$772
Financing lease cost:
Amortization of right-of-use asset	$66
Interest on lease liabilities	7

Total financing lease cost	$73

Cash paid for amounts included in the measurement of liabilities:
Operating cash flows from operating lease	$979
Operating cash flows from financing lease	$78

Three Months Ended March 31, 2022
Other information:
Weighted-average remaining lease term (in years)—operating lease	7.92
Weighted-average discount rate—operating lease	9.30%
Weighted-average remaining lease term (in years)—financing lease	1.07
Weighted-average discount rate—financing lease	9.47%

The following table outlines the total lease cost for the Company’s operating and financing leases as well as weighted average information for these leases as of December 31, 2021 (in thousands):

Year Ended December 31, 2021
Lease cost:
Operating lease cost	$2,958
Financing lease cost:
Amortization of right-of-use asset	$260
Interest on lease liabilities	48

Total financing lease cost	$308

Cash paid for amounts included in the measurement of liabilities:
Operating cash flows from operating lease	$3,823
Operating cash flows from financing lease	$312

Other information:	Year Ended December 31, 2021
Weighted-average remaining lease term (in years) – operating lease	8.17
Weighted-average discount rate – operating lease	9.30
Weighted-average remaining lease term (in years) – financing lease	1.26
Weighted-average discount rate – financing lease	9.47